SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

nOTE 19: SUBSEQUENT EVENTS

In January 2021, the Company issued 37,500 shares of common stock valued at $52,500 for services rendered, and in March 2021 the Company issued 61,500 shares of common stock valued at $70,725 for services rendered.

On January 19, 2021, the Company entered into a 12% Convertible Promissory Note with GS Capital Partners, LLC (the “GS Note”) in the amount of $125,000. The GS Note has a maturity of one-year and is to be repaid commencing on the fifth month anniversary and every month thereafter in the amount of $20,000. The conversion price of the GS Note is 66% of the lowest closing stock price over the previous 20 trading days. There are certain price protections for GS Capital Partners, LLC under the terms of the GS Note, which make the conversion option a derivative liability. The Company recorded an original issue discount in the amount of $10,000 and $5,000 was paid out of the proceeds for legal fees. In accordance with the terms of the GS Note, the Company issued 26,000 shares of common stock as a commitment fee and issued 170,000 shares of common stock that are returnable upon achievement of the terms of the GS Note.

On January 22, 2021, the Company entered into a Share Exchange Agreement with Rohuma, LLC, a Delaware limited liability company (“Rohuma”) and its members, whereby the Rohuna members agreed to exchange all of their respective membership interests in Rohuma in exchange for 4,292,220 shares of common stock, of which the first tranche of shares were issued on March 1, 2021 totaling 2,562,277 shares, with the remaining value reflected as contingent consideration until the shares vest at which time they will be issued. The transaction was valued at $4,335,142 ($1.01 per share).

On February 12, 2021, the Company entered into a 10% Convertible Promissory Note with Platinum Point Capital, LLC (the “Platinum Note”). The Platinum Note has a maturity of one-year. The conversion price of the Platinum Note is the greater of (a) $0.01 or (b) 70% of the lowest closing stock price over the previous 15 trading days. There are certain price protections for Platinum Point Capital, LLC under the terms of the Platinum Note, which make the conversion option a derivative liability. The Company granted 200,000 warrants that have a term of three-years and an exercise price of $2.00 per share with the Platinum Note. The warrants granted with the Platinum Note also contain certain price protections, that make the value of the warrants a derivative liability. The Company and Platinum Point Capital, LLC entered into an amendment to exclude the Mimo warrants granted on February 17, 2021 from the price protections. In accordance with the terms of the Platinum Note, the Company issued 60,000 shares as a commitment fee.

On February 16, 2021, the Company entered into several stock purchase agreements for the issuance of 570,000 shares for cash in the amount of $456,000 (value of $0.80 per share). The individuals also received 285,000 warrants that have a term of three years at an exercise price of $2.00 per share.

On February 17, 2021, the Company entered into a Share Exchange Agreement with Mimo Technologies Private Ltd., and Indian corporation (“Mimo”) and its shareholders, whereby the Mimo shareholders agreed to exchange all of their respective shares in Mimo in exchange for warrants to purchase 1,367,539 shares of the Company’s common stock. The warrants have a term of three years and an exercise price of $0.001 and cash in the amount of $22,338.

On March 6, the Company converted $181,250 and accrued interest of $43,438 into 264,338 shares of common stock. The conversions were done at fair value. These shares will be issued by the Company in the next few weeks.

On March 8, 2021, the Company entered into a consulting agreement to provide advisory services regarding strategic planning. The agreement is for a term of one-year. The agreement calls for payments to be paid monthly in the amount of $3,000 and the issuance of stock at the commencement of the agreement for 25,000 shares, and a three-year warrant for 100,000 warrants with a strike price of $2.00 per share that vest March 7, 2022.